Discontinued Operations (Summarized Activity Of Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales	$ 2,469	$ 2,429	$ 3,812
Operating earnings	268	347	460
Gains on sales of investments and businesses, net	3	7	474
Earnings before income taxes	266	341	925
Income tax expense	100	130	349
Earnings from discontinued operations, net of tax	166	211	576
Assets
Accounts receivable, net	551	523
Deferred income taxes	219	234
Inventories, net	175	174
Other current assets	134	136
Property, plant and equipment, net	115	108
Investments	19	16
Goodwill	1,149	1,149
Other assets	95	134
Total Assets	2,457	2,474
Liabilities
Accounts payable	231	180
Accrued liabilities	639	639
Other liabilities	171	174
Total Liabilities	$ 1,041	$ 993